Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,669	$ 10,009	$ 9,715
Less: accumulated depreciation and amortization	(6,845)	(5,799)	(4,464)
Total property and equipment, net	3,824	4,210	5,251
Pilot production equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,662	4,041	2,178
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,291	2,287	2,313
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,509	3,439	3,437
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	384		1,550
Computers and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		157	152
Furniture, fixtures, and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		85	$ 85
Furniture, fixtures, and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 207	$ 242